OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2015
OTHER INTANGIBLE ASSETS, NET
8.	OTHER INTANGIBLE ASSETS, NET

The balance of other intangible assets consisted of the following:

	As of September 30,
	2014	2015
	US$	US$
Computer software	3,428	3,480
Trademarks and domain names	1,499	1,449
Courseware	486	470
Business contracts	530	511
Copyrights	662	639
Platform	217	209

Total intangible assets	6,822	6,758

Less: Accumulated amortization
Computer software	(2,595)	(2,807)
Trademarks and domain names	(952)	(1,045)
Courseware	(486)	(470)
Business contracts	(530)	(511)
Copyrights	(658)	(638)
Platform	(217)	(209)

Accumulated amortization	(5,438)	(5,680)

Intangible assets, net	1,384	1,078

Amortization expenses were US$771, US$592 and US$437, for the years ended September 30, 2013, 2014 and 2015, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows:

Amortization
US$
2016	345
2017	317
2018	193
2019	122
2020	55
2021 and thereafter	46

1,078